SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements include all adjustments consisting of normal recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the financial position and results of operations and cash flows for the interim periods presented. The results of operations for the three and nine months ended September 30, 2022 are not necessarily indicative of results for a full fiscal year or any other period.

The accompanying condensed consolidated financial statements for the three and nine months ended September 30, 2022 and 2021 have been prepared by us in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and pursuant to the rules and regulations of the United States (“U.S.”) Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally contained in financial statements prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) have been condensed or omitted. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in our Annual Report for the fiscal year ended December 31, 2021 contained in our registration statement in form S-1 filed on March 24, 2022.

Principles of Consolidation

The financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

Joint Venture entities where the company owns at least 51% and controls the accounting and administration of the entities will be accounted for under ASC 810-10 which will allow full consolidation of the assets and liabilities into the Company’s balance sheet, with non-controlling interests being calculated and disclosed in the balance sheet and operating statement of the Company. Joint Venture entities where the company owns less than 51% are evaluated for treatment as variable interest entities. The Company may provide accounting and administration for these entities, may have board of director control, and may provide majority of funding for these entities. Any entities not falling within this criterion will be accounted for under ASC 323-30. These condensed consolidated interim financial statements include the operating results and the assets of the two currently operating, joint venture entities from the four that have been deemed variable interest entities for the period ended September 30, 2022. The non-controlling interests of these ventures have been disclosed on the consolidated balance sheet and income statement.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates.

Revenue Concentration

Sales to one of the Company’s customers made up approximately 81.5% and 81.3% of our revenues for the three and nine months ended September 30, 2022, and the balance receivable from this customer at September 30, 2022 represents approximately 46.5% of the total accounts receivable balances of $469,730 as of that date. We do not have a binding purchase agreement with this customer, and the loss of this customer would have an impact on our operations and cash flows.

Basic and Diluted Net Loss per Common Share

Pursuant to ASC 260, “Earnings Per Share,” basic net income and net loss per share are computed by dividing the net income and net loss by the weighted average number of common shares outstanding. Diluted net income and net loss per share is the same as basic net income and net loss per share when their inclusion would have an anti-dilutive effect due to our continuing net losses.

For the nine months ended September 30, 2022 and 2021 the following outstanding dilutive securities were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	September 30	September 30
	2022	2021
	(Shares)	(Shares)
Promissory Notes convertible to shares	125,000	175,000
TOTAL	125,000	175,000

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a framework for all fair value measurements and expands disclosures related to fair value measurement and developments. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 requires that assets and liabilities measured at fair value are classified and disclosed in one of the following three categories:

•	Level 1—Quoted market prices for identical assets or liabilities in active markets or observable inputs.
•	Level 2—Significant other observable inputs that can be corroborated by observable market data; and
•	Level 3—Significant unobservable inputs that cannot be corroborated by observable market data.

The carrying amounts of cash, accounts receivable, accounts receivable – related parties, inventory, deposits and prepayments, accounts payable and accrued liabilities, accounts payable – related parties, customer pre-paid invoices & deposits, other short-term liabilities – equipment loan, operating lease – right of use liability – short term portion approximate fair value because of the short-term nature of these items.

Advertising and Marketing Costs

Costs associated with advertising and marketing promotions are expensed as incurred. Advertising and marketing expense were $685,086 and $96,638 for the nine months ended September 30, 2022 and 2021, respectively.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. The Company generally earns its revenue by supplying goods or providing services under contracts with its customers in two primary revenue streams: manufacturing and commercial product supply and white label development services. The Company measures the revenue from customers based on the consideration specified in its contracts, or the value of the amount invoiced should the initial order be a basic purchase order or emailed order.

The Company recognizes revenue from customers when control of the goods or services are transferred to the customer, generally when products are shipped, at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

Per Company policy, any product that doesn’t meet the customer’s expectations can be returned within the first 30 days of delivery in exchange for another product or for a full refund. Any product sold through a distributor or retailer must be returned to the original purchase location for any return or exchange. For the nine months ended September 30, 2022 and 2021, the Company has not recorded any reserves on revenue.

The majority of the Company’s revenue is derived from sales of branded products to consumers via our direct-to-consumer (DTC) ecommerce website, distributors, and retail and wholesale “white label” business-to-business (B2B) customers.

For larger orders, the Company requires the customer to make a deposit equal to 50% of the invoice or order total which is recorded as customer prepaid invoices and deferred revenue on the balance sheet. When the product is shipped the customer deposit is recorded into revenue. The Company recorded $388,752 and $1,505,018 in customer pre-paid invoices and deposits for goods ordered but not delivered, as of September 30, 2022 and December 31, 2021, respectively. These numbers do not include the $623,375 referenced in the ensuing paragraph.

In 2019, the Company entered into an arrangement with a customer whereby the Company was provided with product from the customer for the Company’s and the customer’s use. Under the arrangement, 50% of the product provided by the customer was to compensate the Company for their services for processing and packaging the customers remaining 50% share. The transaction was recorded at the fair market value of the inventory received, which was similar to the cost of the services to which were to be provided with an increase of $623,375 to inventory and customer deposits. As of September 30, 2022 and December 31, 2021, the customer deposit liability of $623,375 remained. The Company will defer revenue on customer deposits and record as revenue once product is delivered.

Non-Controlling Interests

The Company accounts for the non-controlling interests in its subsidiaries and joint ventures in accordance with U.S. GAAP and ASC 805-20.

The Company has chosen to record the minority interests (NCI’s) in the equity section of the balance sheet, and on the income statement, the profit or loss attributable to the minority interests will be reported as a separate non-operating line item.

The Company measures its NCI’s using the percentage of ownership interest held by the respective NCI’s during the accounting period. As of September 30, 2022 and December 31, 2021, the Company reported a minority interest in its accumulated losses and its net assets of $7,287 and $14,250, respectively.

Recent Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for entities for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 on a prospective basis, with early adoption permitted. We adopted the new standard effective January 1, 2021 and do not expect the adoption of this guidance to have a material impact on our financial statements.

In August 2020, the FASB issued ASU 2020-06, ASC Subtopic 470-20 “Debt—Debt with “Conversion and Other Options” and ASC subtopic 815-40 “Hedging—Contracts in Entity’s Own Equity”. The standard reduced the number of accounting models for convertible debt instruments and convertible preferred stock. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting; and, (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted this standard effective January 1, 2021.

The Company has reviewed all other recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on our financial statements.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company have been prepared in accordance with the Generally Accepted Accounting Principles of the United States (“GAAP”) and are presented in US dollars.

Principles of Consolidation

The financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

Joint Venture entities where the company owns at least 51% and controls the accounting and administration of the entities will be accounted for under ASC 810-10 which will allow full consolidation of the assets and liabilities into the Company’s balance sheet, with non-controlling interests being calculated and disclosed in the balance sheet and operating statement of the Company. Joint Venture entities where the company owns less than 51% are evaluated for treatment as variable interest entities. The Company may provide accounting and administration for these entities, may have board of director control, and may provide majority of funding for these entities. Any entities not falling within this criterion will be accounted for under ASC 323-30. These consolidated financial statements include the operating results and the assets of two joint venture entities that have been deemed variable interest entities for the period ended December 31, 2021. The non-controlling interests of these ventures have been disclosed on the consolidated balance sheet and income statement.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Some of these judgments can be subjective and complex, and, consequently, actual results may differ from these estimates.

Concentration of Credit Risk

Financial instruments, which potentially subject us to concentrations of credit risk, consist principally of cash. Our cash balances are maintained in accounts held by major banks and financial institutions located in the United States. The Company occasionally maintains amounts on deposit with a financial institution that are in excess of the federally insured limit of $250,000. The risk is managed by maintaining all deposits in high quality financial institutions.

Revenue Concentration

Sales to one of our customers made up approximately 41% of our revenues for the twelve months ended December 31, 2021, and the balance receivable from this customer at December 31, 2021 represents approximately 37% of the total accounts receivable balances of $281,543 as of that date. We do not have a binding purchase agreement with this customer, and were we to lose this customer, our revenues would significantly decline, and our business might be harmed.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with remaining maturities of less than ninety days at the date of purchase. We have not experienced any losses related to these balances, and we believe credit risk to be minimal. The Company does not have any cash equivalents.

Accounts Receivable

Accounts receivables are recorded in accordance with ASC 310, “Receivables.” Accounts receivables are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. As of December 31, 2021, the Company reported no allowance for doubtful accounts, however a credit of $4,230 for previous doubtful accounts written off was booked during the year ended December 31, 2021. Based on the foregoing, and management’s estimate and based on all accounts being current, the Company has deemed it unnecessary to reserve for doubtful accounts at this time.  The Company had a reserve of  $0 and $10,290 as of December 31, 2021 and 2020, respectively.

Inventory

Inventory is stated at the lower of cost and net realizable value on a first-in first-out basis. Net realizable value is the estimated selling price in the ordinary course of business less any applicable selling expenses. Cost includes all expenses directly attributable to the manufacturing process as well as suitable portions of related production overheads, based on normal operating capacity. The Company periodically reviews the value of items in inventory and provides write-downs or write-offs of inventory based on its assessment of market conditions, including forecasted demand compared to quantities on hand, as well as other factors such as potential excess or aged inventories based on product shelf life, and other factors that affect inventory obsolescence.

Basic and Diluted Net Loss per Common Share

Pursuant to ASC 260, “Earnings Per Share,” basic net income and net loss per share are computed by dividing the net income and net loss by the weighted average number of common shares outstanding. Diluted net income and net loss per share is the same as basic net income and net loss per share when their inclusion would have an anti-dilutive effect due to our continuing net losses.

For the year ended December 31, 2021 and 2020, the following outstanding dilutive securities were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	December 31
	2021	2020
	(Shares)	(Shares)

Series A Preferred Stock	-	8,000,000
Promissory Note convertible to shares	50,000	36,500
Outstanding Warrants	-	-
TOTAL	50,000	8,036,500

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities – current, and operating lease liabilities – noncurrent on the balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our balance sheets.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our single lease does not provide an implicit rate, we have used our incremental borrowing rate (“IBR”) based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date.

The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable or that the useful lives of these assets are no longer appropriate. Each impairment test is based on a comparison of the undiscounted future cash flows to the recorded value of the asset. If impairment is indicated, the asset is written down to its estimated fair value. The Company incurred no impairment of long-lived assets as of December 31, 2021 and 2020, respectively.

Property and Equipment

Property and equipment are stated at cost. Depreciation is computed using the straight-line method. The depreciation and amortization methods are designed to amortize the cost of the assets over their estimated useful lives, in years, of the respective assets as follows:

Kiosks	5 years
Leasehold improvements	6 years or shorter of lease life
Production Equipment	20 years

Maintenance and repairs are charged to expense as incurred. Improvements of a major nature are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any gains or losses are reflected in income.

The kiosks that the Company acquired have not been placed into service as of December 31, 2021, thus depreciation has yet to commence. However, Kiosks used for demonstration and marketing purposes have been depreciated since January 1, 2021.

Fair Value of Financial Instruments

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a framework for all fair value measurements and expands disclosures related to fair value measurement and developments. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820 requires that assets and liabilities measured at fair value are classified and disclosed in one of the following three categories:

•	Level 1—Quoted market prices for identical assets or liabilities in active markets or observable inputs.
•	Level 2—Significant other observable inputs that can be corroborated by observable market data; and
•	Level 3—Significant unobservable inputs that cannot be corroborated by observable market data.

The carrying amounts of cash, accounts receivable, accounts receivable – related parties, inventory, deposits and prepayments, accounts payable and accrued liabilities, accounts payable – related parties, customer pre-paid invoices & deposits, other short-term liabilities – equipment loan, operating lease – right of use liability – short term portion approximate fair value because of the short-term nature of these items.

Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation – Stock Compensation,” which requires all such compensation to employees and non-employees, including the grant of employee stock options, to be calculated based on its fair value at the measurement date (generally the grant date), and recognized in the statement of operations over the requisite service period or as vesting occurs.

The Company recorded $100,000 and $0 in share-based compensation expense for the years ended December 31, 2021 and 2020, respectively.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

As of December 31, 2021 and 2020, the Company did not have any amounts recorded pertaining to uncertain tax positions.

Advertising and Marketing Costs

Costs associated with advertising and marketing promotions are expensed as incurred.  Advertising and marketing expense was $542,680 and $27,597 for the years ended December 31, 2021 and 2020, respectively.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. The Company generally earns its revenue by supplying goods or providing services under contracts with its customers in two primary revenue streams: manufacturing and commercial product supply and white label development services. The Company measures the revenue from customers based on the consideration specified in its contracts, or the value of the amount invoiced should the initial order be a basic purchase order or emailed order.

The Company recognizes revenue from customers when control of the goods or services are transferred to the customer, generally when products are shipped, at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

Per Company policy, any product that doesn’t meet the customer’s expectations can be returned within the first 30 days of delivery in exchange for another product or for a full refund. Any product sold through a distributor or retailer must be returned to the original purchase location for any return or exchange.  For the years ended December 31, 2021 and 2020, the Company has not recorded any reserves on revenue.

The majority of the Company’s revenue is derived from sales of branded products to consumers via our direct-to-consumer (DTC) ecommerce website, distributors, and retail and wholesale “white label” business-to-business (B2B) customers.

For larger orders, the Company requires the customer to make a deposit equal to 50% of the invoice or order total which is recorded as customer prepaid invoices and deferred revenue on the balance sheet. When the product is shipped the customer deposit is recorded into revenue.  The Company recorded $1,505,018 and $133,596 in customer pre-paid invoices and deposits for goods ordered but not delivered, as of December 31, 2021 and 2020, respectively.

In 2019, the Company entered into an arrangement with a customer whereby the Company was provided with product from the customer for the Company’s and the customer’s use. Under the arrangement, 50% of the product provided by the customer was to compensate the Company for their services for processing and packaging the customers remaining 50% share. The transaction was recorded at the fair market value of the inventory received, which was similar to the cost of the services to which were to be provided with an increase of $623,375 to inventory and customer deposits. As of December 31, 2021 and 2020, the customer deposit liability of $623,375 remained. The Company will defer revenue on customer deposits and record as revenue once product is delivered.

Non-Controlling Interests

The Company accounts for the non-controlling interests in its subsidiaries and joint ventures in accordance with U.S. GAAP.

The Company has chosen to record the Minority interests (NCI’s) in the equity section of the balance sheet, and on the income statement, the profit or loss attributable to the minority interest will be reported as a separate non-operating line item.

The Company measures its NCI’s using the percentage of ownership interest held by the respective NCI’s during the accounting period. For the year ended December 31, 2021 the Company reported a minority interest in its accumulated losses of $14,250. No net assets were held by the NCI’s as of December 31, 2021.

Recent Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes. This guidance will be effective for entities for the fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 on a prospective basis, with early adoption permitted. We adopted the new standard effective January 1, 2021 and do not expect the adoption of this guidance to have a material impact on our financial statements.

In August 2020, the FASB issued ASU 2020-06, ASC Subtopic 470-20 “Debt—Debt with “Conversion and Other Options” and ASC subtopic 815-40 “Hedging—Contracts in Entity’s Own Equity”. The standard reduced the number of accounting models for convertible debt instruments and convertible preferred stock. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting; and, (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years.

The Company has reviewed all other recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on our financial statements.